Related parties - Schedule of acquisition of non-controlling interest (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of subsidiaries [line items]
Share capital	R$ 593	R$ 591
Additional Paid-in Capital	2,098,937	R$ 2,109,561
Patria Investments Limited
Disclosure of subsidiaries [line items]
Share capital	2
Additional Paid-in Capital	15,081
Carrying value of the additional interest in subsidiaries	(10,051)
Difference recognized as additional paid-in capital	R$ (25,134)
Facirolli Comercio e Representacao S.A. (Agrozap)
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	12.46%
Produtec Comércio e Representações S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	5.21%
Lavoro Agrocomercial S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests (in percent)	2.45%